Risk management - Structural Interest Rate Risk (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Structural interest rate risk
Total Balance Sheet Assets	$ 1,743,889	$ 1,616,873
Liabilities	(1,604,462)	(1,477,724)
Equity	(163,454)	(163,588)	$ (153,834)	$ (134,798)
Total Balance Sheet Liabilities	(1,813,421)	(1,678,213)
1 month
Structural interest rate risk
Total Balance Sheet Assets	236,181	230,889
Liabilities	(531,990)	(474,565)
3 months
Structural interest rate risk
Total Balance Sheet Assets	202,217	165,300
Liabilities	(49,366)	(38,305)
1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	427,600	367,807
Liabilities	(114,236)	(56,435)
3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets	268,859	246,976
Liabilities	(78,799)	(90,936)
More than five years
Structural interest rate risk
Total Balance Sheet Assets	302,319	318,576
Liabilities	(124,829)	(123,365)
Total Shareholders' Equity Attributable to the Parent
Structural interest rate risk
Equity	(163,392)	(163,540)	(153,797)	$ (134,758)
Interest rate risk
Structural interest rate risk
Total Balance Sheet Assets	4,741,289	4,285,737	4,117,438
Total Balance Sheet Liabilities	(4,280,885)	(3,962,089)	(3,941,783)
Total Balance Sheet Gap	460,404	323,648	175,655
Total Off-Balance Sheet Gap	111,813	16,348	(27,858)
Interest rate risk | 1 month
Structural interest rate risk
Total Balance Sheet Assets	525,585	543,438	581,847
Total Balance Sheet Liabilities	(484,083)	(498,896)	(746,516)
Total Balance Sheet Gap	41,502	44,542	(164,669)
Total Off-Balance Sheet Gap	134,000	85,733	96,078
Total Structural Gap	175,502	130,275	(68,591)
Accumulated Gap	175,502	130,275	(68,591)
Interest rate risk | 3 months
Structural interest rate risk
Total Balance Sheet Assets	137,151	100,938	62,060
Total Balance Sheet Liabilities	(36,610)	(28,059)	(42,023)
Total Balance Sheet Gap	100,541	72,879	20,037
Total Off-Balance Sheet Gap	1,336	(353)	(518)
Total Structural Gap	101,877	72,526	19,519
Accumulated Gap	277,379	202,801	(49,072)
Interest rate risk | 6 months
Structural interest rate risk
Total Balance Sheet Assets	60,603	56,280	48,041
Total Balance Sheet Liabilities	(41,185)	(14,572)	(15,857)
Total Balance Sheet Gap	19,418	41,708	32,184
Total Off-Balance Sheet Gap	2,524	(7,870)	(7,124)
Total Structural Gap	21,942	33,838	25,060
Accumulated Gap	299,321	236,639	(24,012)
Interest rate risk | 6 - 12 months
Structural interest rate risk
Total Balance Sheet Assets	89,100	61,997	53,026
Total Balance Sheet Liabilities	(136,138)	(130,987)	(44,250)
Total Balance Sheet Gap	(47,038)	(68,990)	8,776
Total Off-Balance Sheet Gap	9,324	5,373	(1,257)
Total Structural Gap	(37,714)	(63,617)	7,519
Accumulated Gap	261,607	173,022	(16,493)
Interest rate risk | 1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	321,935	286,758	231,683
Total Balance Sheet Liabilities	(248,785)	(189,470)	(105,925)
Total Balance Sheet Gap	73,150	97,288	125,758
Total Off-Balance Sheet Gap	(2,520)	936	(16,773)
Total Structural Gap	70,630	98,224	108,985
Accumulated Gap	332,237	271,246	92,492
Interest rate risk | 3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets	252,091	209,706	110,289
Total Balance Sheet Liabilities	(24,593)	(62,168)	(39,636)
Total Balance Sheet Gap	227,498	147,538	70,653
Total Off-Balance Sheet Gap	(117,351)	(52,397)	(20,744)
Total Structural Gap	110,147	95,141	49,909
Accumulated Gap	442,384	366,387	142,401
Interest rate risk | More than five years
Structural interest rate risk
Total Balance Sheet Assets	211,687	246,813	252,655
Total Balance Sheet Liabilities	(212,981)	(174,408)	(67,300)
Total Balance Sheet Gap	(1,294)	72,405	185,355
Total Off-Balance Sheet Gap	(11,824)	(15,036)	(77,053)
Total Structural Gap	(13,118)	57,369	108,302
Accumulated Gap	429,266	423,756	250,703
Interest rate risk | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	3,143,137	2,779,807	2,777,837
Total Balance Sheet Liabilities	(3,096,510)	(2,863,529)	(2,880,277)
Total Balance Sheet Gap	46,627	(83,722)	(102,440)
Total Off-Balance Sheet Gap	96,324	(38)	(466)
Total Structural Gap	142,951	(83,760)	(102,906)
Accumulated Gap	572,217	339,996	147,797
Interest rate risk | Total Shareholders' Equity Attributable to the Parent
Structural interest rate risk
Equity	(166,838)	(165,539)	(158,338)
Interest rate risk | Total Shareholders' Equity Attributable to the Parent | Not Sensitive
Structural interest rate risk
Equity	(166,838)	(165,539)	(158,338)
Interest rate risk | Money Market
Structural interest rate risk
Liabilities	(232,148)	(237,962)	(415,269)
Interest rate risk | Money Market | 1 month
Structural interest rate risk
Liabilities	(126,156)	(136,942)	(136,167)
Interest rate risk | Money Market | 3 months
Structural interest rate risk
Liabilities	(70)	(203)	(25)
Interest rate risk | Money Market | 6 months
Structural interest rate risk
Liabilities	(33)	(119)
Interest rate risk | Money Market | 6 - 12 months
Structural interest rate risk
Liabilities	(52)	(37)
Interest rate risk | Money Market | 1 to 3 years
Structural interest rate risk
Liabilities	(18)	(6)	(35)
Interest rate risk | Money Market | Not Sensitive
Structural interest rate risk
Liabilities	(105,819)	(100,655)	(279,042)
Interest rate risk | Deposits
Structural interest rate risk
Liabilities	(852,714)	(773,147)	(712,440)
Interest rate risk | Deposits | 1 month
Structural interest rate risk
Liabilities	(282,371)	(316,556)	(538,576)
Interest rate risk | Deposits | 3 months
Structural interest rate risk
Liabilities	(30,164)	(25,179)	(28,189)
Interest rate risk | Deposits | 6 months
Structural interest rate risk
Liabilities	(30,052)	(8,115)	(7,546)
Interest rate risk | Deposits | 6 - 12 months
Structural interest rate risk
Liabilities	(103,999)	(104,567)	(38,605)
Interest rate risk | Deposits | 1 to 3 years
Structural interest rate risk
Liabilities	(203,423)	(152,067)	(40,318)
Interest rate risk | Deposits | More than five years
Structural interest rate risk
Liabilities	(202,705)	(166,663)	(59,206)
Interest rate risk | Long-Term Funding
Structural interest rate risk
Liabilities	(234,697)	(207,558)	(234,391)
Interest rate risk | Long-Term Funding | 1 month
Structural interest rate risk
Liabilities	(75,556)	(45,398)	(71,773)
Interest rate risk | Long-Term Funding | 3 months
Structural interest rate risk
Liabilities	(6,376)	(2,677)	(13,809)
Interest rate risk | Long-Term Funding | 6 months
Structural interest rate risk
Liabilities	(11,100)	(6,338)	(8,311)
Interest rate risk | Long-Term Funding | 6 - 12 months
Structural interest rate risk
Liabilities	(32,087)	(26,383)	(5,645)
Interest rate risk | Long-Term Funding | 1 to 3 years
Structural interest rate risk
Liabilities	(45,344)	(37,397)	(65,572)
Interest rate risk | Long-Term Funding | 3 to 5 years
Structural interest rate risk
Liabilities	(24,593)	(62,168)	(39,636)
Interest rate risk | Long-Term Funding | More than five years
Structural interest rate risk
Liabilities	(10,276)	(7,745)	(8,094)
Interest rate risk | Long-Term Funding | Not Sensitive
Structural interest rate risk
Liabilities	(29,365)	(19,452)	(21,552)
Interest rate risk | Other Liabilities
Structural interest rate risk
Liabilities	(2,794,488)	(2,577,883)	(2,421,345)
Interest rate risk | Other Liabilities | Not Sensitive
Structural interest rate risk
Liabilities	(2,794,488)	(2,577,883)	(2,421,345)
Interest rate risk | Money Market
Structural interest rate risk
Total Balance Sheet Assets	130,928	107,529	208,892
Interest rate risk | Money Market | 1 month
Structural interest rate risk
Total Balance Sheet Assets	47,853	40,153	97,682
Interest rate risk | Money Market | 3 months
Structural interest rate risk
Total Balance Sheet Assets		36	224
Interest rate risk | Money Market | 6 months
Structural interest rate risk
Total Balance Sheet Assets			10
Interest rate risk | Money Market | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	83,075	67,340	110,976
Interest rate risk | Loans and advances
Structural interest rate risk
Total Balance Sheet Assets	1,156,551	1,011,713	842,579
Interest rate risk | Loans and advances | 1 month
Structural interest rate risk
Total Balance Sheet Assets	457,396	415,520	391,465
Interest rate risk | Loans and advances | 3 months
Structural interest rate risk
Total Balance Sheet Assets	62,232	56,759	51,416
Interest rate risk | Loans and advances | 6 months
Structural interest rate risk
Total Balance Sheet Assets	47,152	41,235	29,398
Interest rate risk | Loans and advances | 6 - 12 months
Structural interest rate risk
Total Balance Sheet Assets	72,844	52,466	40,954
Interest rate risk | Loans and advances | 1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	191,785	147,987	110,704
Interest rate risk | Loans and advances | 3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets	105,972	82,115	59,480
Interest rate risk | Loans and advances | More than five years
Structural interest rate risk
Total Balance Sheet Assets	185,834	203,678	158,690
Interest rate risk | Loans and advances | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	33,336	11,953	473
Interest rate risk | Intragroup
Structural interest rate risk
Total Balance Sheet Assets	4,287	4,368	2,324
Interest rate risk | Intragroup | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	4,287	4,368	2,324
Interest rate risk | Securities
Structural interest rate risk
Total Balance Sheet Assets	606,595	592,439	612,958
Interest rate risk | Securities | 1 month
Structural interest rate risk
Total Balance Sheet Assets	20,336	87,765	92,700
Interest rate risk | Securities | 3 months
Structural interest rate risk
Total Balance Sheet Assets	74,919	44,143	10,420
Interest rate risk | Securities | 6 months
Structural interest rate risk
Total Balance Sheet Assets	13,451	15,045	18,633
Interest rate risk | Securities | 6 - 12 months
Structural interest rate risk
Total Balance Sheet Assets	16,256	9,531	12,072
Interest rate risk | Securities | 1 to 3 years
Structural interest rate risk
Total Balance Sheet Assets	130,150	138,771	120,979
Interest rate risk | Securities | 3 to 5 years
Structural interest rate risk
Total Balance Sheet Assets	146,119	127,591	50,809
Interest rate risk | Securities | More than five years
Structural interest rate risk
Total Balance Sheet Assets	25,853	43,135	93,965
Interest rate risk | Securities | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	179,511	126,458	213,379
Interest rate risk | Permanent
Structural interest rate risk
Total Balance Sheet Assets	12,794	18,931	17,838
Interest rate risk | Permanent | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	12,794	18,931	17,838
Interest rate risk | Other assets
Structural interest rate risk
Total Balance Sheet Assets	2,830,134	2,550,757	2,432,847
Interest rate risk | Other assets | Not Sensitive
Structural interest rate risk
Total Balance Sheet Assets	$ 2,830,134	$ 2,550,757	$ 2,432,847
Net interest income risk
Structural interest rate risk
Period covered by sensitivity analysis	1 year	1 year	1 year
Increase (decrease) in risk consumption due to reasonably possible increase in risk assumption	$ 500	$ 350	$ 1,000
Market value of equity
Structural interest rate risk
Increase (decrease) in risk consumption due to reasonably possible increase in risk assumption	$ 2,500	$ 3,000	$ 3,700